CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Currency translation adjustment, working capital	$ 30.3	$ (16.7)	$ 4.2